OTHER TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Other Liabilities

	ASSETS
	09/30/2018	12/31/2017
Recoverable State VAT (ICMS)	1,256,277	1,411,538
Taxes on revenue (PIS and COFINS)	213,814	244,853
Other	61,376	52,754
Total	1,531,467	1,709,145
Current	836,434	1,081,587
Non-current	695,033	627,558

	LIABILITIES
	09/30/2018	12/31/2017
State VAT (ICMS)	494,361	610,847
ICMS Agreement No. 69/1998	32,866	22,595
Taxes on revenue (PIS and COFINS)	183,390	184,472
FUST/FUNTTEL/broadcasting fees	591,645	963,259
Other	129,854	530,153
Total	1,432,116	2,311,326
Current	813,673	1,443,662
Non-current	618,443	867,664

	ASSETS
	2017	2016
Recoverable State VAT (ICMS) (i)	1,411,538	1,351,048
Taxes on revenue (PIS and COFINS)	244,853	275,717
Other	52,754	90,307

Total	1,709,145	1,717,072

Current	1,081,587	978,247
Non-current	627,558	738,825

	LIABILITIES
	2017	2016
State VAT (ICMS) (i)	610,847	681,167
ICMS Agreement No. 69/1998	22,595	25,766
Taxes on revenue (PIS and COFINS) (ii)	184,472	853,747
FUST/FUNTTEL/broadcasting fees	963,259	934,914
Other (iii)	530,153	392,121

Total	2,311,325	2,887,715

Current	1,443,662	1,814,335
Non-current	867,664	1,073,380

(i)

Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000. Further, pursuant to Rio de Janeiro State Laws 7298/2016 and 7019/2015, the Company and its subsidiaries joined the program under which State Government debts can be offset against ICMS tax payable by the Company and its subsidiaries, as provided for by Articles 170 and 170-A of the National Tax Code and Article 190 of the Rio de Janeiro State Tax Code.

(ii)	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.

The Company and its subsidiary Oi Móvel filed lawsuits claiming the deduction of State VAT (ICMS) from the tax base of Revenue Taxes (PIS and COFINS) and, backed by a favorable appellate court decision on the claim’s merits, suspended the payment of the revenue tax amount related to the state tax. During the period when the procedure was adopted, both companies recognized accounting provisions of the amounts under discussion, in both cases adjusted for inflation using the Central Bank’s policy rate (SELIC). The balances recognized as at December 31, 2016 referred to the unsettled PIS and COFINS amounts of December 2013-July 2014 and July 2015-February 2017 for the Company, and November 2008, December 2013-July 2014, and July 2016-February 2017 for Oi Móvel, the collection of which was fully suspended in light of the mentioned court decision.

In March 2017, the Federal Supreme Court (STF) declared the add-back of ICMS to the tax base of PIS and COFINS unconstitutional. Based on this decision and the opinion of its legal counsel that likelihood of an unfavorable outcome in those lawsuits became remote as from the STF’s decision, the Company reversed the provisions for contingencies related to the deduction of ICMS from the PIS and COFINS tax base, recognized for the aforementioned periods, through the date said decision was issued. The provision reversal amounts is R$237 million and the recognized inflation adjustment amounts is R$45 million.

It is worth noting that the STF could understand that applying the modulation mechanism to this decision, which is used to determine the timing effects of an unconstitutionality decision, is necessary. Should the STF apply the modulation mechanism, limiting the decision’s scope in time, it could be necessary to reassess the risk of an unfavorable outcome in said lawsuits and, as a result, to recognize new provisions for these contingencies in the future. However, even in this case, according to the Company’s and its legal counsel’s assessment, the likelihood of using the modulation mechanism to force taxpayers to pay unsettled tax debts related to taxable events prior to the STF’s decision is remote.

(iii) Consisting basically of withholding tax on intragroup loans and interest on capital.